                  AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Report on Financial Statements
                  For three months ending December 31, 1996
                              (Audited)

                   AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Report on Financial Statements
                  For three months ending December 31, 1996
                              (audited)






                               CONTENTS

                                                            PAGE


         Report of Independent Auditors                       3

         Investment Portfolio
          for three months ending December 31, 1996           4-5

         Statement of Assets and Liabilities
          for three months ending December 31, 1996           6

         Statement of Operations
          for three months ending December 31, 1996           7

         Statement of Changes in Net Assets
          for three months ending December 31, 1996           8

         Notes to Financial Statements                        9-10

To the General Partner and Limited Partners of
  AH&H Partners Fund Limited Partnership
       Boston, Massachusetts


                REPORT OF INDEPENDENT AUDITORS

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations snd of changes in net assets, present fairly, in all material respects, the financial position of The AH&H Partners Fund Limited Partnership (the partnership) at December 31, 1996, the results of its operations and the changes in its net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Partnership's management; our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.

We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


                                 Creelman & Smith, P.C.
                                 Certified Public Accountants


Boston, Massachusetts
January 1997

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                              Investment Portfolio
                    For three months ending December 31, 1996



INDUSTRY & COMPANY                                 Shares     Value

EQUITY SECURITIES - COMMON STOCK     69.7%

    COMMUNICATIONS                    7.2%

      Natural Microsystems Corp.                   80,000      $2,520,000

    CONSUMER                          9.7%

      A.T. Cross                                   50,000         581,250
      CompUSA, Inc.                                80,000       1,660,000
      Opta Food Ingredients, Inc.                 200,000       1,150,000


    CONTRACT MANUFACTURING            6.8%

      ACT Manufacturing Co.                        90,000       2,373,750

    DIVERSIFIED INDUSTRIES            5.3%

      Nashua Corp.                                155,000       1,860,000

    ELECTRONIC COMPONENTS             6.8%

      C.P. Clare Corp.                            108,000       1,080,000
      PCD, Inc.                                   100,000       1,300,000

    ENERGY                            4.7%

      Energy Research Corp.                       110,000       1,622,500

    FACTORY AUTOMATION               10.5%

      Concentra                                    95,000         855,000
      Parametric Technology Corp.                  54,600       2,805,075


    INTERNET                          2.9%

      CMG Information Services                     60,000        1,005,000



     The accompanying notes are an integral part of these financial  statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                               Investment Portfolio
                    For three months ending December 31, 1996

 INDUSTRY & COMPANY                              Shares       Value

     MEDICAL                          3.9%

        IMNET Systems                            56,396       $1,367,603

     SEMICONDUCTORS                   4.7%
        Aseco Corp.                              139,820       1,625,407

     SOFTWARE                         7.2%

        Datawatch Corp.                           70,000         402,500
        Restrac                                   90,000         438,750
        Xionics                                  133,200       1,665,000
                                                              ___________

     Total Common Stock    (Cost $18,981,305)                $27,284,157

    PRIVATE HOLDINGS                  8.7%

        Advanced UroScience, Inc.                 150,000        600,000
        Aimtech Corp.                             188,887        566,661
        Ascent Pharmaceuticals                    153,846        999,999
        Cerulean Technology                       255,546        250,001
        Marathon Technologies                      31,250        250,000
        Sys-Tech Solutions (Conv. Note)               900         89,986
        Sys-Tech Solutions (Com. Stock)           149,965         14,996
        Sys-Tech Solutions (Pfd. Stock)             2,777        277,700
                                                               __________

    Total Private Holdings   (Cost $2,921,573)                 $3,049,343


    CASH & EQUIVALENTS                23.0%

        Fidelity Daily Money Market Fund                        1,684,133
        Fidelity US Treasury Income Fund                        1,309,752
        State Street Repos                                      5,015,489
                                                               ___________

   Total Cash & Equivalents   (Cost $8,009,374)                $8,009,374


    SECURITIES SOLD SHORT              -1.4%

       Viasoft                                    (10,000)       (472,500)

   Total Securities Sold Short (Cost -$488,420)                  (472,500)
                                                                __________

TOTAL INVESTMENT PORTFOLIO             100%                    $35,010,113
          (Cost $29,423,832)

     The accompanying notes are an integral part of these financial  statements.
                                        5

                    AH&H PARTNERS FUND LIMITED PARTNERSHIP
                     Statement of Assets and Liabilities
                   For three months ending December 31, 1996




                                                         Three months ending
                                                         Dec. 31, 1996
                                                         --------------
ASSETS

  Investments at value (Cost Basis $29,912,252)            $35,370,552
  Cash                                                             100
  Note & Interest Receivable                                    71,297
  Short Sale Proceeds Receivable                               488,420
  Receivable for Investments Sold                              508,949
                                                          -------------

Total Assets                                               $36,439,318
                                                          -------------
                                                          -------------
LIABILITIES

  Accrued management fees                                       89,212
  Accrued incentive fees                                         1,233
  Accrued capital withdrawals                                  738,189
  Payable for investments purchased                            282,125
  Securities sold short at value                               472,500
  (Proceeds receivable $488,420)                          -------------

Total Liabilities                                           $1,583,259
                                                          -------------

NET ASSETS                                                 $34,856,059
                                                          -------------
                                                          -------------


     The accompanying notes are an integral part of these financial statements.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                           Statement of Operations
                     For three months ending December 31, 1996




                                                        Three months Ending
                                                        Dec. 31, 1996
                                                       ----------------
    INVESTMENT INCOME

      Income:
         Dividends                                          $40,906
         Interest                                            15,785
                                                       ----------------
      Total Income                                           56,691

      Expenses:
         Management Fees                                     89,212
         Other expenses                                       2,500
                                                       ---------------
      Total expenses                                         91,712

     Net investment loss                                    (35,021)
                                                       ---------------


   NET REALIZED & UNREALIZED GAIN(LOSS)
     Net realized loss                                  ($2,194,588)

     Net unrealized appreciation                          2,986,895
                                                         _____________

     Net gain on investments                                792,307
                                                        ---------------

   NET INCREASE IN NET ASSETS                               757,286
                                                        ---------------
                                                        ---------------






     The accompanying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                       Statement of Changes in Net Assets
                     For three month ending December 31, 1996



                                                    Three month Ending
                                                       Dec. 31,1996

   INCREASE IN NET ASSETS

   Operations:
     Net investment (loss)                                ($35,021)
     Net realized loss                                  (2,194,588)
     Net unrealized appreciation                         2,986,895
                                                         ----------

   Net increase in net assets
        from operations                                    757,286

   Contributions to capital                                 50,000

   Withdrawals from capital                               (739,422)
                                                         -----------

   INCREASE IN NET ASSETS                                   67,864

   Net assets at beginning of period                   $34,788,195
                                                       -------------

   NET ASSETS AT END OF PERIOD                         $34,856,059
                                                       _____________
                                                       _____________








     The accompanying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                          Notes to Financial Statements
                      For three months ending December 31, 1996




 1 - SIGNIFICANT ACCOUNTING POLICIES

    The AH&H Partners Fund Limited Partnership(the "Partnership")was organized June 8,1990 as a Massachusetts limited partnership and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company. The Agreement of Limited Partnership was amended and restated on September 13,1990, April 1,1992 and January 1,1996. The Partner-ship operates under the Investment Company Act of 1940(the "1940 Act") as an interval fund. The Partnership's interests are not registered under the Securities Act of 1933.

    Adams, Harkness & Hill, Inc., a Massachusetts Corporation, serves as Managing General Partner. The Managing General Partner must maintain a capital account balance equal to the lesser of 1% of the sum of all the positive capital account balances of all the Partners or the greater of $500,000 or 0.2% of the sum of the positive capital account balances of all the Partners.

    The policies described below are followed consistently by the Partner-ship in preparation of its financial statements in conformity with generally accepted accounting principles.

    Security Valuation

    Portfolio securities which are traded on U.S. stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by the general partner.

    Securities Sold Short

    The Partnership is engaged in selling securities short, which obligates the Partnership to replace a security borrowed by purchas-ing the same security at current market value. The Partnership would incur a loss if the price of the security increases between the date of the short sale and the date on which the Partnership replaces the borrowed security. The Partnership would realize a gain if the price of the security declines between those dates.

    Securities Transactions and Investment Income

    Securities transactions are recorded on a trade-date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, includ-ing original issue discount, where applicable, is recorded on an accrual basis, except for bonds trading "flat", in which case interest is recorded when received.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                           Notes to Financial Statements
                     For three months ending December 31, 1996




 1 - SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Federal and State Income Taxes

    No federal or state income tax is imposed on the Partnership as an entity. The Partnership's income, gains, losses, deductions and credits flow through to the Partners. Each partner must include his or her share of partnership income in his or her tax returns.


 2 - INVESTMENT ADVISORY AGREEMENTS & TRANSACTIONS WITH AFFILIATED PERSONS

    The Partnership has an investment advisory agreement with the Managing General Partner. Certain individuals who are executive officers and directors of the Managing General Partner are also Limited Partners of the Partnership.

    For the year ended December 31, 1996, the Managing
    General Partner received fees of $89,212 for investment and advisory services under the agreement. The fee is paid quarterly with an annual fee basis of 1%. In addition, the Partnership Agreement provides for a performance allocation from the Limited Partners to the General Partner, equal to 15% of the return which exceeds a cumulative 6% annual return. There was no performance allocation for the year ended December 31, 1996.


 3 - INVESTMENT TRANSACTIONS

    Purchases and proceeds from sales of investment securities (excluding short term investments) for the year ended December 31,1996 aggregated $4,344,389 and $8,090,848 respectively.


 4 - SIGNIFICANT SUBSEQUENT EVENT

    The Partnership agreement provides for a Partnership termination date of December 31, 2050.